Fair Value Measurements - Unobservable inputs used in determining fair value of embedded derivatives (Details) - Embedded derivatives	12 Months Ended
Dec. 31, 2019
Unobservable inputs used by management in determining fair value of embedded derivatives
Risk margin for uncertainty in cash flows	0.80%
Minimum
Unobservable inputs used by management in determining fair value of embedded derivatives
Adjustment for insurance subsidiary’s credit risk	0.20%
Surrenders	3.00%
Partial surrenders	2.00%
Annuitizations	0.10%
Deaths	1.50%
Budgeted option costs	2.50%
Maximum
Unobservable inputs used by management in determining fair value of embedded derivatives
Adjustment for insurance subsidiary’s credit risk	2.40%
Surrenders	22.00%
Partial surrenders	9.00%
Annuitizations	1.00%
Deaths	10.60%
Budgeted option costs	3.30%